LOANS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 6,799	$ 7,405
Current	724,467	644,647
Total loans	731,266	652,052	$ 606,766
30 - 59 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	4,883	3,211
60 - 89 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,004	666
90 days and greater past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	912	3,528
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	515	1,754
Current	127,384	98,034
Total loans	127,899	99,788
Commercial and Industrial [Member] | 30 - 59 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	245	263
Commercial and Industrial [Member] | 60 - 89 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	25	63
Commercial and Industrial [Member] | 90 days and greater past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	245	1,428
Non Farm, Non Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2,888	888
Current	158,121	162,573
Total loans	161,009	163,461
Non Farm, Non Residential Real Estate [Member] | 30 - 59 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2,486	413
Non Farm, Non Residential Real Estate [Member] | 60 - 89 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	123	145
Non Farm, Non Residential Real Estate [Member] | 90 days and greater past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	279	$ 330
Construction and Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	7
Current	51,323	$ 50,424
Total loans	51,330	50,424
Construction and Development [Member] | 30 - 59 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 7
Construction and Development [Member] | 60 - 89 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due
Construction and Development [Member] | 90 days and greater past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due
Commercial Loans Secured By Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 195	320
Current	27,896	27,617
Total loans	28,091	27,937
Commercial Loans Secured By Real Estate [Member] | 30 - 59 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	24	92
Commercial Loans Secured By Real Estate [Member] | 60 - 89 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	8	56
Commercial Loans Secured By Real Estate [Member] | 90 days and greater past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 163	172
Other Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due		1,102
Current	$ 60,325	40,083
Total loans	60,325	41,185
Other Commercial [Member] | 30 - 59 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due		$ 10
Other Commercial [Member] | 60 - 89 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due
Other Commercial [Member] | 90 days and greater past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due		$ 1,092
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	3,605	4,064
Current	425,049	378,731
Total loans	428,654	382,795	$ 354,375
Commercial [Member] | 30 - 59 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2,762	778
Commercial [Member] | 60 - 89 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	156	264
Commercial [Member] | 90 days and greater past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	687	3,022
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	86	121
Current	9,828	9,415
Total loans	9,914	9,536
Consumer Loans [Member] | 30 - 59 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	43	72
Consumer Loans [Member] | 60 - 89 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	36	7
Consumer Loans [Member] | 90 days and greater past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	7	42
Single Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2,746	3,220
Current	257,508	226,339
Total loans	260,254	229,559
Single Family Residential [Member] | 30 - 59 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1,918	2,361
Single Family Residential [Member] | 60 - 89 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	664	395
Single Family Residential [Member] | 90 days and greater past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	164	$ 464
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	362
Current	32,082	$ 30,162
Total loans	32,444	30,162
Other Retail [Member] | 30 - 59 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	160
Other Retail [Member] | 60 - 89 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	148
Other Retail [Member] | 90 days and greater past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	54
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	3,194	3,341
Current	299,418	265,916
Total loans	302,612	269,257
Retail [Member] | 30 - 59 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2,121	2,433
Retail [Member] | 60 - 89 days past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	848	402
Retail [Member] | 90 days and greater past due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 225	$ 506